UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2018

ITEM 1.	REPORT TO STOCKHOLDERS

March 31, 2018

Semiannual Report

to Shareholders

Deutsche High Income Fund

Contents

3	Letter to Shareholders
4	Performance Summary
8	Portfolio Management Team
8	Portfolio Summary
10	Investment Portfolio
26	Statement of Assets and Liabilities
28	Statement of Operations
29	Statements of Changes in Net Assets

30	Financial Highlights
37	Notes to Financial Statements
52	Information About Your Fund’s Expenses
54	Advisory Agreement Board Considerations and Fee Evaluation
59	Account Management Resources
61	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The fund may lend securities to approved institutions. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or Deutsche Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	Deutsche High Income Fund

Letter to Shareholders

Dear Shareholder:

You may have noticed a new logo appearing on the cover of this report. As of March 23, 2018, Deutsche Asset Management has adopted its existing European brand, DWS, globally. As we have consolidated several businesses over the last several years, each of which has grown up relatively independently, the time has now come to be united under a single brand that reflects our global identity and the full breadth of capabilities we offer to our clients.

The DWS brand — Deutsche Gesellschaft für Wertpapiersparen — draws on our roots in the German market, going back over 60 years. It was established in Hamburg in 1956 with a singular objective: to assist private investors in building wealth and managing risk. We have been fulfilling that promise for generations. Today, the DWS name is synonymous with the values that we have continuously lived up to, and those that will remain central to our future success: Excellence, Entrepreneurship, Sustainability and Integrity. It is therefore a name that we are proud to adopt and build upon as our brand here in the Americas.

In connection with this change, our web site has recently been redesigned with a new address: dws.com. However, for your convenience, the deutschefunds.com address will remain live and automatically redirect you to our new site. Please visit us online to find the most current insights from our CIO, economists and investment specialists.

As always, thank you for your ongoing trust in us. We look forward to bringing you the very best in investment insight, strategies and solutions as we march forward gathering our unique qualities and capabilities under one roof, DWS.

Best regards,

Hepsen Uzcan President, Deutsche Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

Deutsche High Income Fund	3

Performance Summary	March 31, 2018 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/18
Unadjusted for Sales Charge	–0.84%	3.14%	4.12%	6.79%
Adjusted for the Maximum Sales Charge (max 4.50% load)	–5.30%	–1.50%	3.17%	6.30%
Bank of America Merrill Lynch US High Yield Master II Constrained Index†	–0.50%	3.70%	5.02%	8.18%

Class T	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/18
Unadjusted for Sales Charge	–1.09%	3.05%	4.03%	6.69%
Adjusted for the Maximum Sales Charge (max 2.50% load)	–3.56%	0.47%	3.50%	6.42%
Bank of America Merrill Lynch US High Yield Master II Constrained Index†	–0.50%	3.70%	5.02%	8.18%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/18
Unadjusted for Sales Charge	–1.42%	2.34%	3.27%	5.95%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–2.39%	2.34%	3.27%	5.95%
Bank of America Merrill Lynch US High Yield Master II Constrained Index†	–0.50%	3.70%	5.02%	8.18%

Class R	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/18
No Sales Charges	–1.01%	2.99%	3.74%	6.40%
Bank of America Merrill Lynch US High Yield Master II Constrained Index†	–0.50%	3.70%	5.02%	8.18%

Class R6		6-Month‡	1-Year	Life of Class*
Average Annual Total Returns as of 3/31/18
No Sales Charges		–0.70%	3.60%	3.27%
Bank of America Merrill Lynch US High Yield Master II Constrained Index†		–0.50%	3.70%	4.17%

4	Deutsche High Income Fund

Class S	6-Month‡	1-Year	5-Year	Life of Class**
Average Annual Total Returns as of 3/31/18
No Sales Charges	–0.97%	3.31%	4.27%	5.44%
Bank of America Merrill Lynch US High Yield Master II Constrained Index†	–0.50%	3.70%	5.02%	6.23%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 3/31/18
No Sales Charges	–0.71%	3.60%	4.37%	7.07%
Bank of America Merrill Lynch US High Yield Master II Constrained Index†	–0.50%	3.70%	5.02%	8.18%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2018 are 0.95%, 1.09%, 1.73%, 1.40%, 0.69%, 0.80% and 0.71% for Class A, Class T, Class C, Class R, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class R shares for the period prior to its inception on May 1, 2012 are derived from the historical performance of Class A shares of Deutsche High Income Fund during such periods and have been adjusted to reflect the higher total annual operating expenses of Class R. Any difference in expenses will affect performance.

Returns shown for Class T shares for the period prior to its inception on June 5, 2017 are derived from the historical performance of Class A shares of Deutsche High Income Fund during such periods and have been adjusted to reflect the higher total annual operating expenses and applicable sales charges of Class T. Any difference in expenses will affect performance.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Deutsche High Income Fund	5

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*	Class R6 shares commenced operations on August 25, 2014.

**	Class S shares commenced operations on May 1, 2012.

†	Bank of America Merrill Lynch US High Yield Master II Constrained Index tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

‡	Total returns shown for periods less than one year are not annualized.

6	Deutsche High Income Fund

	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Net Asset Value
3/31/18	$4.64	$4.64	$4.64	$4.63	$4.65	$4.64	$4.64
9/30/17	$4.81	$4.82	$4.82	$4.81	$4.82	$4.82	$4.82
Distribution Information as of 3/31/18
Income Dividends, Six Months	$.12	$.12	$.10	$.11	$.13	$.12	$.13
March Income Dividend	$.0206	$.0202	$.0175	$.0192	$.0217	$.0212	$.0216
SEC 30-day Yield‡‡	4.76%	5.02%	4.29%	4.62%	5.24%	5.14%	5.19%
Current Annualized Distribution Rate‡‡	5.33%	5.22%	4.53%	4.97%	5.60%	5.48%	5.57%

‡‡	The SEC yield is net investment income per share earned over the month ended March 31, 2018, shown as the annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 4.47% and 5.10% for Class R and Class S shares had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on March 31, 2018. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 4.81% and 5.45% for Class R and Class S shares had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Deutsche High Income Fund	7

Portfolio Management Team

Gary Russell, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2006.

–	Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.

–	Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

–	Head of US High Yield Bonds: New York.

–	BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Thomas R. Bouchard, Director

Portfolio Manager of the Fund. Began managing the Fund in 2016.

–	Joined DWS in 2006 with 6 years of industry experience. Prior to joining, served as a High Yield Investment Analyst at Flagship Capital Management. He also served as an officer in the US Army from 1989 to 1997.

–	Portfolio Manager for High Yield Strategies: New York.

–	BS, University of Wisconsin – Madison; MBA in Finance, Boston College; MA in Strategic Studies from US Army War College.

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	3/31/18	9/30/17
Corporate Bonds	92%	94%
Cash Equivalents	5%	5%
Loan and Participations and Assignments	2%	—
Convertible Bonds	1%	1%
Government & Agency Obligations	0%	0%
Common Stocks	0%	0%
Warrant	0%	0%
	100%	100%

Asset allocation excludes derivatives.

8	Deutsche High Income Fund

Sector Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	3/31/18	9/30/17
Energy	25%	19%
Consumer Discretionary	22%	28%
Materials	15%	17%
Telecommunication Services	11%	11%
Health Care	7%	6%
Industrials	6%	6%
Utilities	5%	4%
Information Technology	3%	4%
Consumer Staples	3%	3%
Real Estate	2%	2%
Financials	1%	0%
	100%	100%

Sector diversification excludes derivatives.

Quality (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	3/31/18	9/30/17
AAA	—	0%
BBB	6%	5%
BB	51%	54%
B	38%	36%
CCC	4%	5%
Not Rated	1%	0%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 59 for contact information.

Deutsche High Income Fund	9

Investment Portfolio	as of March 31, 2018 (Unaudited)

	Principal Amount ($)(a)		Value ($)
Corporate Bonds 91.0%
Consumer Discretionary 20.8%
1011778 B.C. Unlimited Liability Co.:
144A, 4.25%, 5/15/2024		1,845,000	1,764,743
144A, 5.0%, 10/15/2025		2,578,000	2,454,772
Adient Global Holdings Ltd.:
REG S, 3.5%, 8/15/2024	EUR	3,800,000	4,745,844
144A, 4.875%, 8/15/2026		1,240,000	1,171,800
Ally Financial, Inc.:
4.125%, 2/13/2022		3,000,000	2,985,000
5.75%, 11/20/2025		1,250,000	1,287,875
Altice Financing SA, 144A, 7.5%, 5/15/2026		7,725,000	7,570,500
Altice France SA:
144A, 6.0%, 5/15/2022		3,930,000	3,841,496
144A, 7.375%, 5/1/2026		5,350,000	5,095,875
Altice Luxembourg SA, 144A, 7.625%, 2/15/2025 (b)		1,100,000	940,500
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026		2,430,000	2,375,082
American Axle & Manufacturing, Inc.:
6.25%, 4/1/2025 (b)		1,450,000	1,446,375
6.25%, 3/15/2026		935,000	927,707
6.5%, 4/1/2027 (b)		1,380,000	1,380,000
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		3,077,000	3,130,847
Ashton Woods U.S.A. LLC, 144A, 6.75%, 8/1/2025		1,635,000	1,594,125
Boyd Gaming Corp., 6.875%, 5/15/2023		1,295,000	1,366,225
Cablevision Systems Corp., 5.875%, 9/15/2022 (b)		4,700,000	4,663,340
Caesars Resort Collection LLC, 144A, 5.25%, 10/15/2025		3,200,000	3,067,776
Carlson Travel, Inc., 144A, 9.5%, 12/15/2024 (b)		1,930,000	1,802,138
CCO Holdings LLC:
144A, 5.0%, 2/1/2028		2,205,000	2,067,188
144A, 5.125%, 5/1/2027		1,665,000	1,580,751
144A, 5.5%, 5/1/2026		6,245,000	6,112,294
144A, 5.875%, 4/1/2024		2,375,000	2,416,563
144A, 5.875%, 5/1/2027		4,340,000	4,340,000
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		8,700,000	8,667,375
144A, 7.5%, 4/1/2028 (c)		1,800,000	1,840,500
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		2,270,000	2,304,050
Series B, 6.5%, 11/15/2022		3,380,000	3,449,966
Series A, 7.625%, 3/15/2020 (b)		990,000	982,575

The accompanying notes are an integral part of the financial statements.

10	Deutsche High Income Fund

	Principal Amount ($)(a)	Value ($)
CSC Holdings LLC:
144A, 5.5%, 4/15/2027	5,380,000	5,151,350
144A, 10.125%, 1/15/2023	5,040,000	5,594,400
144A, 10.875%, 10/15/2025	2,353,000	2,764,751
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025	650,000	676,000
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025	4,150,000	4,227,812
144A, 6.5%, 6/1/2026	3,780,000	3,931,200
DISH DBS Corp.:
5.875%, 7/15/2022	4,200,000	4,016,250
5.875%, 11/15/2024	2,000,000	1,782,500
6.75%, 6/1/2021	2,720,000	2,737,000
Eldorado Resorts, Inc., 6.0%, 4/1/2025	3,565,000	3,618,475
Fiat Chrysler Automobiles NV, 5.25%, 4/15/2023 (b)	3,617,000	3,707,425
Group 1 Automotive, Inc., 5.0%, 6/1/2022	4,010,000	4,041,278
HD Supply, Inc., 144A, 5.75%, 4/15/2024	1,180,000	1,243,071
Lennar Corp., 144A, 5.0%, 6/15/2027	685,000	667,875
Live Nation Entertainment, Inc., 144A, 5.625%, 3/15/2026 (b)	1,655,000	1,675,688
Mattel, Inc., 144A, 6.75%, 12/31/2025 (b)	2,750,000	2,688,125
Mediacom Broadband LLC, 6.375%, 4/1/2023	2,830,000	2,920,220
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021	1,545,000	1,560,450
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027 (b)	1,110,000	1,070,096
Penske Automotive Group, Inc., 5.5%, 5/15/2026	2,160,000	2,122,200
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021	715,000	689,975
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021	1,150,000	1,150,000
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020	1,325,000	1,325,000
Sonic Automotive, Inc., 6.125%, 3/15/2027	555,000	535,575
Staples, Inc., 144A, 8.5%, 9/15/2025 (b)	1,500,000	1,387,500
Suburban Propane Partners LP, 5.75%, 3/1/2025	1,260,000	1,209,600
Tesla, Inc., 144A, 5.3%, 8/15/2025 (b)	1,020,000	889,950
Toll Brothers Finance Corp.:
4.35%, 2/15/2028	3,598,000	3,364,130
4.875%, 11/15/2025	1,220,000	1,204,750
TRI Pointe Group, Inc., 5.25%, 6/1/2027	1,775,000	1,668,500
UPC Holding BV, 144A, 5.5%, 1/15/2028	5,785,000	5,336,662
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025	4,765,000	4,598,225
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027	2,910,000	2,757,225
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026	3,725,000	3,585,312
144A, 5.5%, 8/15/2026	2,310,000	2,245,020

The accompanying notes are an integral part of the financial statements.

Deutsche High Income Fund	11

	Principal Amount ($)(a)	Value ($)
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023	995,000	996,244
Ziggo Bond Finance BV, 144A, 5.875%, 1/15/2025	1,475,000	1,393,875
Wyndham Hotels & Resorts, Inc., 144A. 5.375%, 1/15/2025 (c)	540,000	540,000

		178,446,991

Consumer Staples 2.4%
Chobani LLC, 144A, 7.5%, 4/15/2025	470,000	484,100
FAGE International SA, 144A, 5.625%, 8/15/2026	2,290,000	2,129,700
JBS Investments GmbH, 144A, 7.25%, 4/3/2024	1,205,000	1,197,168
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025	5,210,000	4,858,325
144A, 6.75%, 2/15/2028	3,607,000	3,462,720
Pilgrim’s Pride Corp.:
144A, 5.75%, 3/15/2025	700,000	679,777
144A, 5.875%, 9/30/2027	2,150,000	2,025,945
Post Holdings, Inc.:
144A, 5.625%, 1/15/2028	570,000	544,350
144A, 5.75%, 3/1/2027	3,095,000	3,079,525
Simmons Foods, Inc., 144A, 5.75%, 11/1/2024	2,365,000	2,146,237

		20,607,847

Energy 23.6%
Antero Midstream Partners LP, 5.375%, 9/15/2024	1,685,000	1,697,638
Antero Resources Corp.:
5.375%, 11/1/2021	2,255,000	2,294,462
5.625%, 6/1/2023	1,180,000	1,203,600
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022	5,920,000	6,023,600
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023 (b)	1,083,000	1,083,000
8.25%, 7/15/2025	1,355,000	1,419,363
Cheniere Corpus Christi Holdings LLC:
5.125%, 6/30/2027	5,040,000	5,002,200
5.875%, 3/31/2025	2,200,000	2,301,750
7.0%, 6/30/2024	5,525,000	6,112,031
Cheniere Energy Partners LP, 144A, 5.25%, 10/1/2025	2,095,000	2,066,194
Chesapeake Energy Corp.:
144A, 8.0%, 12/15/2022 (b)	1,739,000	1,841,166
144A, 8.0%, 1/15/2025 (b)	2,255,000	2,181,712
144A, 8.0%, 6/15/2027 (b)	5,340,000	5,099,700
CNX Midstream Partners LP, 144A, 6.5%, 3/15/2026	1,565,000	1,543,481
Continental Resources, Inc.:
144A, 4.375%, 1/15/2028	4,460,000	4,348,500
4.5%, 4/15/2023	3,500,000	3,539,375
5.0%, 9/15/2022	6,169,000	6,253,824

The accompanying notes are an integral part of the financial statements.

12	Deutsche High Income Fund

	Principal Amount ($)(a)	Value ($)
Crestwood Midstream Partners LP:
5.75%, 4/1/2025	3,085,000	3,058,006
6.25%, 4/1/2023	4,835,000	4,871,262
CrownRock LP, 144A, 5.625%, 10/15/2025	2,295,000	2,272,050
Diamondback Energy, Inc.:
4.75%, 11/1/2024	1,650,000	1,631,438
144A, 5.375%, 5/31/2025	825,000	835,725
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026	540,000	537,300
144A, 5.75%, 1/30/2028	540,000	537,975
Energy Transfer Equity LP, 5.5%, 6/1/2027	5,140,000	5,152,850
Extraction Oil & Gas, Inc.:
144A, 5.625%, 2/1/2026	2,065,000	1,951,425
144A, 7.375%, 5/15/2024	920,000	961,400
Genesis Energy LP:
6.25%, 5/15/2026	3,235,000	3,081,337
6.5%, 10/1/2025	4,100,000	4,018,000
Gulfport Energy Corp.:
6.0%, 10/15/2024	875,000	830,156
6.375%, 5/15/2025	1,415,000	1,354,863
6.375%, 1/15/2026	2,080,000	1,976,000
Halcon Resources Corp.:
6.75%, 2/15/2025	1,400,000	1,375,500
144A, 6.75%, 2/15/2025	2,360,000	2,303,950
Hess Infrastructure Partners LP, 144A, 5.625%, 2/15/2026	1,935,000	1,901,137
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024	2,605,000	2,565,925
144A, 5.75%, 10/1/2025	3,030,000	2,999,700
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024	2,995,000	3,054,900
Indigo Natural Resources LLC, 144A, 6.875%, 2/15/2026	2,435,000	2,294,987
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019	1,490,000	1,486,275
Jonah Energy LLC, 144A, 7.25%, 10/15/2025 (b)	1,305,000	1,174,500
Laredo Petroleum, Inc.:
5.625%, 1/15/2022	2,000,000	1,985,000
6.25%, 3/15/2023	2,615,000	2,621,537
MEG Energy Corp.:
144A, 6.375%, 1/30/2023	2,680,000	2,237,800
144A, 6.5%, 1/15/2025 (b)	3,083,000	2,990,510
Murphy Oil Corp., 5.75%, 8/15/2025	1,970,000	1,940,450
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027	855,000	857,138
Nabors Industries, Inc.:
5.5%, 1/15/2023 (b)	5,800,000	5,670,138
144A, 5.75%, 2/1/2025	2,605,000	2,458,469
Newfield Exploration Co., 5.375%, 1/1/2026	3,160,000	3,262,700

The accompanying notes are an integral part of the financial statements.

Deutsche High Income Fund	13

	Principal Amount ($)(a)	Value ($)
Noble Holding International Ltd., 144A, 7.875%, 2/1/2026 (b)	1,790,000	1,763,150
NuStar Logistics LP, 5.625%, 4/28/2027	3,118,000	3,024,460
Oasis Petroleum, Inc.:
6.5%, 11/1/2021 (b)	2,473,000	2,510,095
6.875%, 3/15/2022 (b)	2,000,000	2,028,480
6.875%, 1/15/2023 (b)	1,255,000	1,270,688
Parsley Energy LLC:
144A, 5.25%, 8/15/2025	745,000	738,481
144A, 5.375%, 1/15/2025	1,190,000	1,187,025
144A, 5.625%, 10/15/2027	1,705,000	1,705,000
PDC Energy, Inc., 6.125%, 9/15/2024	2,090,000	2,131,800
Peabody Energy Corp.:
144A, 6.0%, 3/31/2022	300,000	306,000
144A, 6.375%, 3/31/2025 (b)	2,340,000	2,427,750
Precision Drilling Corp., 144A, 7.125%, 1/15/2026	1,680,000	1,663,200
QEP Resources, Inc., 5.625%, 3/1/2026	1,295,000	1,223,775
Range Resources Corp.:
4.875%, 5/15/2025 (b)	1,775,000	1,646,313
5.0%, 8/15/2022	3,500,000	3,386,250
5.875%, 7/1/2022	1,700,000	1,708,500
Seven Generations Energy Ltd., 144A, 5.375%, 9/30/2025	1,090,000	1,040,950
Shelf Drilling Holdings Ltd., 144A, 8.25%, 2/15/2025	1,425,000	1,428,563
Southwestern Energy Co.:
4.1%, 3/15/2022 (b)	2,900,000	2,776,750
7.75%, 10/1/2027 (b)	4,385,000	4,461,737
Sunoco LP:
144A, 5.5%, 2/15/2026	1,945,000	1,876,925
144A, 5.875%, 3/15/2028	550,000	531,438
Targa Resources Partners LP:
144A, 5.0%, 1/15/2028	4,240,000	4,043,900
5.375%, 2/1/2027	3,600,000	3,586,500
Transocean, Inc., 144A, 9.0%, 7/15/2023	1,600,000	1,702,000
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025	700,000	652,750
U.S.A. Compression Partners LP, 144A, 6.875%, 4/1/2026	2,652,000	2,691,780
Weatherford International Ltd.:
4.5%, 4/15/2022 (b)	1,540,000	1,258,950
8.25%, 6/15/2023 (b)	1,000,000	871,970
9.875%, 2/15/2024	1,220,000	1,113,250
Whiting Petroleum Corp.:
5.75%, 3/15/2021 (b)	3,635,000	3,671,277
144A, 6.625%, 1/15/2026	1,625,000	1,637,188
WildHorse Resource Development Corp., 6.875%, 2/1/2025	625,000	626,563

The accompanying notes are an integral part of the financial statements.

14	Deutsche High Income Fund

	Principal Amount ($)(a)	Value ($)
WPX Energy, Inc.:
5.25%, 9/15/2024	2,015,000	1,984,775
6.0%, 1/15/2022	3,000,000	3,082,500
7.5%, 8/1/2020	1,005,000	1,075,350
8.25%, 8/1/2023	3,005,000	3,365,600

		202,463,682

Financials 0.4%
CIT Group, Inc., 4.125%, 3/9/2021	230,000	231,150
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021	855,000	882,788
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025	935,000	933,831
Travelport Corporate Finance PLC, 144A, 6.0%, 3/15/2026	1,765,000	1,771,619

		3,819,388

Health Care 6.3%
Avantor, Inc., 144A, 6.0%, 10/1/2024	1,000,000	995,000
Charles River Laboratories International, Inc., 144A, 5.5%, 4/1/2026 (c)	320,000	324,400
DaVita, Inc.:
5.0%, 5/1/2025	1,500,000	1,449,825
5.125%, 7/15/2024	1,500,000	1,464,375
Endo Dac, 144A, 6.0%, 7/15/2023	1,860,000	1,404,300
HCA, Inc.:
5.25%, 6/15/2026	3,785,000	3,834,205
5.875%, 2/15/2026	8,870,000	9,025,225
LifePoint Health, Inc., 5.5%, 12/1/2021	1,230,000	1,242,300
Mallinckrodt International Finance SA, 144A, 5.625%, 10/15/2023 (b)	1,275,000	1,020,000
Tenet Healthcare Corp.:
4.5%, 4/1/2021	1,400,000	1,387,750
144A, 5.125%, 5/1/2025	1,370,000	1,316,913
6.75%, 6/15/2023 (b)	675,000	660,656
144A, 7.0%, 8/1/2025 (b)	200,000	196,750
Teva Pharmaceutical Finance Netherlands III BV:
2.2%, 7/21/2021	10,000,000	9,005,019
144A, 6.0%, 4/15/2024 (b)	600,000	582,708
144A, 6.75%, 3/1/2028 (b)	1,200,000	1,185,753
Valeant Pharmaceuticals International, Inc.:
144A, 5.625%, 12/1/2021	1,850,000	1,766,750
144A, 5.875%, 5/15/2023	2,040,000	1,800,280
144A, 6.125%, 4/15/2025	2,385,000	2,058,255
144A, 6.5%, 3/15/2022	3,590,000	3,706,675
144A, 7.0%, 3/15/2024	3,335,000	3,476,738
144A, 7.5%, 7/15/2021	3,730,000	3,743,987

The accompanying notes are an integral part of the financial statements.

Deutsche High Income Fund	15

	Principal Amount ($)(a)	Value ($)
144A, 9.25%, 4/1/2026	1,280,000	1,275,136
West Street Merger Sub, Inc., 144A, 6.375%, 9/1/2025	925,000	881,063

		53,804,063

Industrials 6.0%
Bombardier, Inc.:
144A, 5.75%, 3/15/2022 (b)	2,850,000	2,825,062
144A, 6.0%, 10/15/2022	2,320,000	2,299,700
REG S, 6.125%, 1/15/2023	2,330,000	2,324,152
144A, 7.5%, 12/1/2024	3,095,000	3,203,325
Brand Industrial Services, Inc., 144A, 8.5%, 7/15/2025	1,400,000	1,457,750
Covanta Holding Corp.:
5.875%, 3/1/2024	1,940,000	1,901,200
5.875%, 7/1/2025	1,120,000	1,086,400
DAE Funding LLC:
144A, 4.5%, 8/1/2022	134,000	127,133
144A, 5.0%, 8/1/2024	346,000	327,403
GFL Environmental, Inc., 144A, 5.625%, 5/1/2022	1,085,000	1,085,000
Moog, Inc., 144A, 5.25%, 12/1/2022	1,565,000	1,604,125
Novelis Corp.:
144A, 5.875%, 9/30/2026	2,625,000	2,572,500
144A, 6.25%, 8/15/2024	5,095,000	5,222,375
Oshkosh Corp., 5.375%, 3/1/2025	215,000	221,450
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023	3,280,000	3,107,800
144A, 5.25%, 8/15/2022	2,470,000	2,419,859
144A, 5.5%, 2/15/2024	3,265,000	3,167,050
Ply Gem Industries, Inc., 6.5%, 2/1/2022	4,588,000	4,733,662
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023	44,000	47,682
Standard Industries, Inc., 144A, 4.75%, 1/15/2028	2,755,000	2,592,317
Summit Materials LLC:
144A, 5.125%, 6/1/2025	395,000	383,150
6.125%, 7/15/2023	2,480,000	2,529,600
8.5%, 4/15/2022	940,000	1,012,850
Tennant Co., 5.625%, 5/1/2025	360,000	367,200
TransDigm, Inc., 5.5%, 10/15/2020	1,710,000	1,720,687
WESCO Distribution, Inc., 5.375%, 6/15/2024	1,880,000	1,887,050
Wrangler Buyer Corp., 144A, 6.0%, 10/1/2025	970,000	953,025

		51,179,507

Information Technology 2.7%
Cardtronics, Inc., 144A, 5.5%, 5/1/2025	1,200,000	1,131,000
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025	2,735,000	2,711,889

The accompanying notes are an integral part of the financial statements.

16	Deutsche High Income Fund

	Principal Amount ($)(a)		Value ($)
Dell International LLC, 144A, 5.875%, 6/15/2021		1,455,000	1,495,013
First Data Corp., 144A, 7.0%, 12/1/2023		5,285,000	5,547,664
j2 Cloud Services LLC, 144A, 6.0%, 7/15/2025		1,655,000	1,694,306
Netflix, Inc.:
4.375%, 11/15/2026 (b)		2,400,000	2,268,000
5.875%, 2/15/2025		1,335,000	1,398,413
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		1,315,000	1,249,250
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025		2,120,000	2,109,400
Western Digital Corp., 4.75%, 2/15/2026		3,310,000	3,302,718

			22,907,653

Materials 13.1%
AK Steel Corp.:
6.375%, 10/15/2025 (b)		2,831,000	2,668,217
7.0%, 3/15/2027 (b)		1,725,000	1,686,188
7.5%, 7/15/2023		2,000,000	2,110,000
Alpha 3 BV, 144A, 6.25%, 2/1/2025		2,000,000	2,025,000
Ardagh Packaging Finance PLC:
144A, 6.0%, 2/15/2025		5,980,000	6,009,900
144A, 7.25%, 5/15/2024		3,060,000	3,255,075
Berry Global, Inc., 5.5%, 5/15/2022		3,820,000	3,920,275
BWAY Holding Co., 144A, 5.5%, 4/15/2024		8,650,000	8,704,062
Cascades, Inc., 144A, 5.5%, 7/15/2022		315,000	316,969
Chemours Co.:
5.375%, 5/15/2027		1,480,000	1,483,700
6.125%, 5/15/2023	EUR	3,700,000	4,766,771
6.625%, 5/15/2023 (b)		2,000,000	2,100,000
7.0%, 5/15/2025		725,000	783,000
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025 (b)		1,375,000	1,306,250
Constellium NV:
144A, 4.625%, 5/15/2021	EUR	2,500,000	3,114,176
144A, 5.75%, 5/15/2024		1,325,000	1,298,500
144A, 5.875%, 2/15/2026		3,936,000	3,876,960
144A, 6.625%, 3/1/2025 (b)		6,000,000	6,075,000
Cornerstone Chemical Co., 144A, 6.75%, 8/15/2024		1,765,000	1,755,646
First Quantum Minerals Ltd.:
144A, 6.5%, 3/1/2024		1,628,000	1,544,565
144A, 6.875%, 3/1/2026		1,260,000	1,197,000
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022		1,800,000	1,741,500
3.875%, 3/15/2023		1,500,000	1,449,600
4.0%, 11/14/2021		3,000,000	2,985,000
5.4%, 11/14/2034		641,000	609,136
5.45%, 3/15/2043		435,000	400,070

The accompanying notes are an integral part of the financial statements.

Deutsche High Income Fund	17

	Principal Amount ($)(a)		Value ($)
Hexion, Inc.:
6.625%, 4/15/2020		2,010,000	1,874,325
144A, 10.375%, 2/1/2022		560,000	541,800
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023		2,425,000	2,515,937
144A, 7.625%, 1/15/2025		2,675,000	2,825,469
Kaiser Aluminum Corp., 5.875%, 5/15/2024		2,110,000	2,183,850
Mercer International, Inc.:
144A, 5.5%, 1/15/2026		425,000	421,813
6.5%, 2/1/2024		1,390,000	1,456,025
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024		2,460,000	2,355,450
144A, 5.25%, 6/1/2027		1,685,000	1,600,750
Nyrstar Netherlands Holdings BV, REG S, 8.5%, 9/15/2019	EUR	2,000,000	2,663,431
Plastipak Holdings, Inc., 144A, 6.25%, 10/15/2025		2,125,000	2,119,687
Platform Specialty Products Corp.:
144A, 5.875%, 12/1/2025		1,360,000	1,329,400
144A, 6.5%, 2/1/2022		4,325,000	4,395,281
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		3,925,000	3,963,072
144A, 7.0%, 7/15/2024		465,000	486,797
Teck Resources Ltd.:
6.125%, 10/1/2035		1,800,000	1,908,000
6.25%, 7/15/2041		1,750,000	1,855,000
Tronox, Inc., 144A, 6.5%, 4/15/2026 (c)		3,546,000	3,546,000
United States Steel Corp.:
6.25%, 3/15/2026		1,817,000	1,812,458
6.875%, 8/15/2025		4,035,000	4,145,962
WR Grace & Co-Conn, 144A, 5.125%, 10/1/2021		840,000	859,950

			112,043,017

Real Estate 2.0%
CyrusOne LP, (REIT), 5.375%, 3/15/2027		5,775,000	5,760,562
Howard Hughes Corp., 144A, 5.375%, 3/15/2025		5,015,000	4,952,313
Iron Mountain, Inc., 144A, (REIT), 5.25%, 3/15/2028		1,820,000	1,713,075
MPT Operating Partnership LP:
(REIT), 5.0%, 10/15/2027		1,985,000	1,945,896
(REIT), 5.25%, 8/1/2026		340,000	338,725
(REIT), 6.375%, 3/1/2024		2,365,000	2,483,297

			17,193,868

The accompanying notes are an integral part of the financial statements.

18	Deutsche High Income Fund

	Principal Amount ($)(a)	Value ($)
Telecommunication Services 10.0%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020	2,800,000	2,821,000
Series W, 6.75%, 12/1/2023 (b)	2,555,000	2,484,738
Series Y, 7.5%, 4/1/2024 (b)	4,595,000	4,629,462
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027	1,260,000	1,197,000
Digicel Ltd., 144A, 6.75%, 3/1/2023 (b)	3,310,000	2,982,740
Frontier Communications Corp., 7.125%, 1/15/2023 (b)	5,505,000	3,714,168
Hughes Satellite Systems Corp., 7.625%, 6/15/2021	1,910,000	2,049,755
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020	2,700,000	2,497,500
144A, 8.0%, 2/15/2024	7,000,000	7,358,750
144A, 9.75%, 7/15/2025	2,535,000	2,367,056
Level 3 Financing, Inc., 5.375%, 8/15/2022	2,500,000	2,500,000
SoftBank Group Corp., REG S, 6.0%, 7/30/2025	1,000,000	1,012,000
Sprint Capital Corp.:
6.875%, 11/15/2028	1,200,000	1,119,000
8.75%, 3/15/2032	1,575,000	1,645,875
Sprint Corp.:
7.125%, 6/15/2024	12,120,000	11,817,000
7.625%, 2/15/2025 (b)	6,450,000	6,337,125
7.625%, 3/1/2026	2,445,000	2,385,587
T-Mobile U.S.A., Inc.:
4.75%, 2/1/2028	530,000	509,463
6.0%, 4/15/2024	2,271,000	2,365,474
6.375%, 3/1/2025	4,479,000	4,680,555
6.5%, 1/15/2026	120,000	127,500
Telesat Canada, 144A, 8.875%, 11/15/2024	3,645,000	4,000,387
ViaSat, Inc., 144A, 5.625%, 9/15/2025	755,000	726,914
Zayo Group LLC:
144A, 5.75%, 1/15/2027	5,200,000	5,083,000
6.0%, 4/1/2023	5,085,000	5,224,837
6.375%, 5/15/2025	3,580,000	3,705,300

		85,342,186

Utilities 3.7%
AmeriGas Partners LP:
5.5%, 5/20/2025	1,565,000	1,510,225
5.75%, 5/20/2027	1,445,000	1,381,781
Calpine Corp.:
144A, 5.25%, 6/1/2026	1,360,000	1,312,400
5.75%, 1/15/2025 (b)	1,100,000	1,006,500

The accompanying notes are an integral part of the financial statements.

Deutsche High Income Fund	19

Principal Amount ($)(a)		Value ($)
Dynegy, Inc.:
5.875%, 6/1/2023	998,000	1,023,150
7.375%, 11/1/2022 (b)	2,650,000	2,792,437
7.625%, 11/1/2024	1,200,000	1,294,500
144A, 8.125%, 1/30/2026	2,555,000	2,820,081
NextEra Energy Operating Partners LP, 144A, 4.5%, 9/15/2027	1,605,000	1,512,713
NGL Energy Partners LP, 5.125%, 7/15/2019	1,705,000	1,700,738
NRG Energy, Inc.:
144A, 5.75%, 1/15/2028	3,000,000	2,932,500
6.25%, 7/15/2022	11,595,000	11,939,371

		31,226,396
Total Corporate Bonds (Cost $782,717,551)		779,034,598

Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.381% ***, 10/11/2018 (Cost $1,091,856)	1,100,000	1,089,146

Loan Participations and Assignments 2.2%
Senior Loans **
Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.500%, 4.81%, 1/15/2024	4,576,471	4,594,525
CenturyLink, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.627%, 1/31/2025	4,488,750	4,422,833
Crown Finance U.S., Inc., Term Loan, 1-month USD LIBOR + 2.500%, 4.377%, 2/28/2025	946,166	946,038
CSC Holdings LLC, First Lien Term Loan, 1-month USD LIBOR + 2.250%, 4.036%, 7/17/2025	3,500,000	3,494,907
Dynegy, Inc., Term Loan C2, 1-month USD LIBOR + 2.750%, 4.604%, 2/7/2024	2,000,000	2,014,230
Energy Transfer Equity LP, Term Loan B, 1-month USD LIBOR + 2.000%, 3.854%, 2/2/2024	3,000,000	2,997,840
Total Loan Participations and Assignments (Cost $18,437,048)		18,470,373

Convertible Bonds 1.3%
Consumer Discretionary 0.0%
DISH Network Corp., 2.375%, 3/15/2024	450,000	397,931

Materials 1.3%
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 15.709% PIK, 10/18/2025** (d)	8,671,166	10,700,218
Total Convertible Bonds (Cost $9,159,794)		11,098,149

The accompanying notes are an integral part of the financial statements.

20	Deutsche High Income Fund

	Shares	Value ($)
Common Stocks 0.0%
Industrials 0.0%
Quad Graphics, Inc.	1,950	49,433

Materials 0.0%
GEO Specialty Chemicals, Inc.* (d)	2,034,178	457,690
GEO Specialty Chemicals, Inc. 144A* (d)	12,448	2,801

		460,491
Total Common Stocks (Cost $1,974,434)		509,924

Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (d) (Cost $1,482,531)	6,700	197,086

Securities Lending Collateral 10.6%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares,” 1.56% (e) (f) (Cost $90,929,993)	90,929,993	90,929,993

Cash Equivalents 4.6%
Deutsche Central Cash Management Government Fund, 1.64% (e) (Cost $38,971,088)	38,971,088	38,971,088

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $944,764,295)	109.8	940,300,357
Other Assets and Liabilities, Net	(9.8)	(84,258,405)

Net Assets	100.0	856,041,952

The accompanying notes are an integral part of the financial statements.

Deutsche High Income Fund	21

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended March 31, 2018 are as follows:

Value ($) at 9/30/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Apprecia tion (Deprecia tion) ($)	Income ($)	Capital Gain Distribu tions ($)	Number of Shares at 3/31/2018	Value ($) at 3/31/2018
Securities Lending Collateral 10.6%
Deutsche Government & Agency Securities Portfolio “Deutsche Government Cash Institutional Shares,” 1.56% (e) (f)
87,495,171	3,434,822	—	—	—	415,613	—	90,929,993	90,929,993
Cash Equivalents 4.6%
Deutsche Central Cash Management Government Fund, 1.64% (e)
43,198,550	256,977,427	261,204,889	—	—	280,310	—	38,971,088	38,971,088
130,693,721	260,412,249	261,204,889	—	—	695,923	—	129,901,081	129,901,081

*	Non-income producing security.

**	Variable or floating rate security. These securities are shown at their current rate as of March 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

***	Annualized yield at time of purchase; not a coupon rate.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.

(b)	All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at March 31, 2018 amounted to $87,327,045, which is 10.2% of net assets.

(c)	When-issued or delayed delivery security included.

(d)	Investment was valued using significant unobservable inputs.

(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended March 31, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: London Interbank Offered Rate

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

22	Deutsche High Income Fund

At March 31, 2018, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	12,568,210	USD	15,675,725	4/30/2018	178,121	Merrill Lynch & Co., Inc.

Currency Abbreviations
EUR	Euro
USD	United States Dollar

For information on the Fund’s policy and additional disclosures regarding forward foreign currency contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Corporate Bonds	$—	$779,034,598	$—	$779,034,598
Government & Agency Obligation	—	1,089,146	—	1,089,146
Loan Participations and Assignments	—	18,470,373	—	18,470,373
Convertible Bonds	—	397,931	10,700,218	11,098,149
Common Stocks	49,433	—	460,491	509,924
Warrant	—	—	197,086	197,086
Short-Term Investments (g)	129,901,081	—	—	129,901,081
Derivatives (h)
Forward Foreign Currency Contracts	—	178,121	—	178,121
Total	$129,950,514	$799,170,169	$11,357,795	$940,478,478

There have been no transfers between fair value measurement levels during the period ended March 31, 2018.

(g)	See Investment Portfolio for additional detailed categorizations.

(h)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.

The accompanying notes are an integral part of the financial statements.

Deutsche High Income Fund	23

Level 3 Reconciliation

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining value:

	Convertible Bonds	Common Stocks	Warrants	Total
Balance as of September 30, 2017	$9,926,568	$376,704	$134,437	$10,437,709
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	412,270	(248,164)	62,649	226,755
Amortization premium/discount	5,335	—	—	5,335
Purchases	8,842,641	331,951	—	9,174,592
(Sales)	(8,486,596)	—	—	(8,486,596)
Transfers into Level 3	—	—	—	—
Transfers (out) of Level 3	—	—	—	—
Balance as of March 31, 2018	$10,700,218	$460,491	$197,086	$11,357,795
Net change in unrealized appreciation (depreciation) from investments still held at March 31, 2018	$412,270	$(248,164)	$62,649	$226,755

The accompanying notes are an integral part of the financial statements.

24	Deutsche High Income Fund

Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value at 3/31/2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks
Materials	$460,491	Market Approach	EV/EBITDA Multiple	6.08

			Discount to public comparables	33%

			Discount for lack of marketability	20%

Warrants
Materials	$197,086	Black Scholes Option Pricing Model	Implied Volatility of Option	21.57%

			Illiquidity Discount	20%

Corporate Bonds
Materials	$10,700,218	Market Approach	Implied Volatility of Option	45%

			Discount Rate	17.34%

			EV/EBITDA Multiple	6.08

			Discount to public comparables	33%

			Discount for lack of marketability	20%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments and Convertible Notes include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability. A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s warrants include volatility and discount for lack of marketability. A change in the volatility of the underlying asset as an input to the Black-Scholes model may have a significant change in the fair value measurement. A significant change in the discount for lack of marketability is unlikely to have a material impact to the fair value measurement.

The accompanying notes are an integral part of the financial statements.

Deutsche High Income Fund	25

Statement of Assets and Liabilities

as of March 31, 2018 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $814,863,214) — including $87,327,045 of securities loaned	$810,399,276
Investment in Deutsche Government & Agency Securities Portfolio (cost $90,929,993)*	90,929,993
Investment in Deutsche Central Cash Management Government Fund (cost $38,971,088)	38,971,088
Foreign currency, at value (cost $9,977)	9,990
Receivable for investments sold	1,365,506
Receivable for Fund shares sold	274,001
Interest receivable	12,845,189
Unrealized appreciation on forward foreign currency contracts	178,121
Other assets	67,691
Total assets	955,040,855

Liabilities
Cash overdraft	264,289
Payable upon return of securities loaned	90,929,993
Payable for investments purchased — when-issued/delayed delivery securities	6,206,000
Payable for Fund shares redeemed	464,248
Accrued management fee	336,180
Accrued Trustees’ fees	322
Other accrued expenses and payables	797,871
Total liabilities	98,998,903
Net assets, at value	$856,041,952

Net Assets Consist of
Undistributed net investment income	1,078,605
Net unrealized appreciation (depreciation) on:
Investments	(4,463,938)
Foreign currency	2,213
Forward foreign currency contracts	178,121
Accumulated net realized gain (loss)	(160,721,100)
Paid-in capital	1,019,968,051
Net assets, at value	$856,041,952

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

26	Deutsche High Income Fund

Statement of Assets and Liabilities as of March 31, 2018 (Unaudited) (continued)

Net Asset Value

Class A
Net Asset Value and redemption price per share ($691,665,937 ÷ 149,130,217 shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.64
Maximum offering price per share (100 ÷ 95.50 of $4.64)	$4.86
Class T
Net Asset Value and redemption price per share ($10,090 ÷ 2,175 shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.64
Maximum offering price per share (100 ÷ 97.50 of $4.64)	$4.76
Class C
Net Asset Value offering and redemption price per share ($61,872,161 ÷ 13,331,010 shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.64
Class R
Net Asset Value offering and redemption price per share ($989,284 ÷ 213,508 shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.63
Class R6
Net Asset Value offering and redemption price per share ($43,937 ÷ 9,457 shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.65
Class S
Net Asset Value offering and redemption price per share ($27,546,664 ÷ 5,937,020 shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.64
Institutional Class
Net Asset Value offering and redemption price per share ($73,913,879 ÷ 15,913,144 shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$4.64

The accompanying notes are an integral part of the financial statements.

Deutsche High Income Fund	27

Statement of Operations

for the six months ended March 31, 2018 (Unaudited)

Investment Income
Income:
Dividends	$1,091
Interest	26,664,479
Income distributions — Deutsche Central Cash Management Government Fund	280,310
Securities lending income, net of borrower rebates	415,613
Total income	27,361,493
Expenses:
Management fee	2,109,060
Administration fee	460,370
Services to shareholders	532,116
Distribution and service fees	1,185,994
Custodian fee	8,021
Professional fees	64,896
Reports to shareholders	45,071
Registration fees	39,819
Trustees’ fees and expenses	21,716
Other	43,561
Total expenses before expense reductions	4,510,624
Expense reductions	(2,966)
Total expenses after expense reductions	4,507,658
Net investment income	22,853,835

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	5,988,041
Swap contracts	50,915
Forward foreign currency contracts	(574,066)
Foreign currency	37,921
5,502,811
Change in net unrealized appreciation (depreciation) on:
Investments	(39,230,917)
Forward foreign currency contracts	240,860
Foreign currency	(3,208)
(38,993,265)
Net gain (loss)	(33,490,454)
Net increase (decrease) in net assets resulting from operations	$(10,636,619)

The accompanying notes are an integral part of the financial statements.

28	Deutsche High Income Fund

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended March 31, 2018 (Unaudited)	Year Ended September 30, 2017

Operations:
Net investment income	$22,853,835	$48,177,544
Net realized gain (loss)	5,502,811	20,222,086
Change in net unrealized appreciation (depreciation)	(38,993,265)	6,961,580
Net increase (decrease) in net assets resulting from operations	(10,636,619)	75,361,210
Distributions to shareholders from:
Net investment income:
Class A	(18,679,462)	(42,270,499)
Class T	(255)	(179)*
Class C	(1,414,210)	(3,528,899)
Class R	(25,265)	(49,146)
Class R6	(1,186)	(2,371)
Class S	(933,148)	(1,823,202)
Institutional Class	(2,186,193)	(4,247,227)
Total distributions	(23,239,719)	(51,921,523)
Fund share transactions:
Proceeds from shares sold	78,248,158	120,018,867
Reinvestment of distributions	20,819,123	46,370,596
Payments for shares redeemed	(164,951,267)	(244,190,519)
Redemption fees	—	4,364
Net increase (decrease) in net assets from Fund share transactions	(65,883,986)	(77,796,692)
Increase (decrease) in net assets	(99,760,324)	(54,357,005)
Net assets at beginning of period	955,802,276	1,010,159,281
Net assets at end of period (including undistributed net investment income of $1,078,605 and $1,464,489, respectively)	$856,041,952	$955,802,276

*	For the period from June 5, 2017 (commencement of operations of Class T) to September 30, 2017.

The accompanying notes are an integral part of the financial statements.

Deutsche High Income Fund	29

Financial Highlights

	Six Months Ended 3/31/18		Years Ended September 30,
Class A	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$4.81		$4.70	$4.45	$4.91	$4.89	$4.90
Income (loss) from investment operations:
Net investment income[a]	.12		.24	.24	.25	.28	.30
Net realized and unrealized gain (loss)	(.17)		.13	.23	(.44)	.03	.03
Total from investment operations	(.05)		.37	.47	(.19)	.31	.33
Less distributions from:
Net investment income	(.12)		(.26)	(.22)	(.27)	(.29)	(.33)
Net realized gains	—		—	—	—	—	(.01)
Total distributions	(.12)		(.26)	(.22)	(.27)	(.29)	(.34)
Redemption fees	—		.00 ***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$4.64		$4.81	$4.70	$4.45	$4.91	$4.89
Total Return (%)[b]	(1.04	)**	7.81	11.02	(4.13)	6.42	6.84

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	692		763	816	873	1,081	1,199
Ratio of expenses (%)	.95	*	.95	.94	.94	.92	.92
Ratio of net investment income (%)	4.99	*	5.01	5.27	5.11	5.52	6.00
Portfolio turnover rate (%)	35	**	77	71	45	50	54

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

30	Deutsche High Income Fund

Class T	Six Months Ended 3/31/18 (Unaudited)		Period Ended 9/30/17[a]

Selected Per Share Data
Net asset value, beginning of period	$4.82		$4.80
Income (loss) from investment operations:
Net investment income[b]	.12		.07
Net realized and unrealized gain (loss)	(.18)		.04
Total from investment operations	(.06)		.11
Less distributions from:
Net investment income	(.12)		(.09)
Net asset value, end of period	$4.64		$4.82
Total Return (%)[c]	(1.30	)**	2.22	d**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	10		10
Ratio of expenses before expense reductions (%)	1.01	*	1.09	*
Ratio of expenses after expense reductions (%)	1.01	*	1.05	*
Ratio of net investment income (%)	4.94	*	4.75	*
Portfolio turnover rate (%)	35	**	77	[e]

[a]	For the period from June 5, 2017 (commencement of operations) to September 30, 2017.

[b]	Based on average shares outstanding during the period.

[c]	Total return does not reflect the effect of any sales charges.

[d]	Total return would have been lower had certain expenses not been reduced.

[e]	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

*	Annualized

**	Not annualized

Deutsche High Income Fund	31

	Six Months Ended 3/31/18		Years Ended September 30,
Class C	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$ 4.82		$4.70	$4.46	$4.91	$4.90	$4.90
Income (loss) from investment operations:
Net investment income[a]	.10		.20	.20	.21	.24	.26
Net realized and unrealized gain (loss)	(.18)		.14	.23	(.43)	.02	.04
Total from investment operations	(.08)		.34	.43	(.22)	.26	.30
Less distributions from:
Net investment income	(.10)		(.22)	(.19)	(.23)	(.25)	(.29)
Net realized gains	—		—	—	—	—	(.01)
Total distributions	(.10)		(.22)	(.19)	(.23)	(.25)	(.30)
Redemption fees	—		.00 ***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$ 4.64		$4.82	$4.70	$4.46	$4.91	$4.90
Total Return (%)[b]	(1.63	)**	7.20	9.90	(4.64)	5.38	6.23

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	62		68	94	88	111	114
Ratio of expenses (%)	1.74	*	1.73	1.71	1.72	1.69	1.69
Ratio of net investment income (%)	4.21	*	4.24	4.51	4.33	4.75	5.23
Portfolio turnover rate (%)	35	**	77	71	45	50	54

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of sales charges.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

32	Deutsche High Income Fund

	Six Months Ended 3/31/18		Years Ended September 30,
Class R	(Unaudited)		2017		2016		2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$ 4.81		$4.69		$4.45		$4.90	$4.89	$4.89
Income (loss) from investment operations:
Net investment income[a]	.11		.22		.22		.23	.26	.28
Net realized and unrealized gain (loss)	(.18)		.14		.23		(.43)	.02	.04
Total from investment operations	(.07)		.36		.45		(.20)	.28	.32
Less distributions from:
Net investment income	(.11)		(.24)		(.21)		(.25)	(.27)	(.31)
Net realized gains	—		—		—		—	—	(.01)
Total distributions	(.11)		(.24)		(.21)		(.25)	(.27)	(.32)
Redemption fees	—		.00	***	.00	***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$ 4.63		$4.81		$4.69		$4.45	$4.90	$4.89
Total Return (%)	(1.43	)b**	7.65	[b]	10.39	[b]	(4.26)[b]	5.78	6.59 [b]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	989		1,073		892		690	426	31
Ratio of expenses before expense reductions (%)	1.35	*	1.40		1.32		1.38	1.27	1.50
Ratio of expenses after expense reductions (%)	1.30	*	1.30		1.30		1.30	1.27	1.32
Ratio of net investment income (%)	4.65	*	4.65		4.90		4.74	5.18	5.57
Portfolio turnover rate (%)	35	**	77		71		45	50	54

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche High Income Fund	33

	Six Months Ended 3/31/18		Years Ended September 30,					Period Ended
Class R6	(Unaudited)		2017		2016		2015	9/30/14[a]

Selected Per Share Data
Net asset value, beginning of period	$ 4.82		$4.70		$4.46		$4.91	$5.05
Income (loss) from investment operations:
Net investment income[b]	.12		.25		.24		.25	.03
Net realized and unrealized gain (loss)	(.16)		.14		.23		(.42)	(.14)
Total from investment operations	(.04)		.39		.47		(.17)	(.11)
Less distributions from:
Net investment income	(.13)		(.27)		(.23)		(.28)	(.03)
Redemption fees	—		.00	***	.00	***	.00 ***	.00	***
Net asset value, end of period	$ 4.65		$4.82		$4.70		$4.46	$4.91
Total Return (%)	(.91	)**	8.23		10.93	[c]	(3.67)[c]	(2.26	)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	44		44		10		9	10
Ratio of expenses before expense reductions (%)	.69	*	.69		.85		.85	.62	*
Ratio of expenses after expense reductions (%)	.69	*	.69		.80		.80	.62	*
Ratio of net investment income (%)	5.26	*	5.27		5.40		5.24	5.92	*
Portfolio turnover rate (%)	35	**	77		71		45	50	[d]

[a]	For the period from August 25, 2014 (commencement of operations) to September 30, 2014.

[b]	Based on average shares outstanding during the period.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2014.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

34	Deutsche High Income Fund

	Six Months Ended 3/31/18		Years Ended September 30,
Class S	(Unaudited)		2017		2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$4.82		$4.70		$4.46	$4.91	$4.89	$4.89
Income (loss) from investment operations:
Net investment income[a]	.12		.24		.24	.25	.29	.30
Net realized and unrealized gain (loss)	(.18)		.14		.23	(.42)	.03	.04
Total from investment operations	(.06)		.38		.47	(.17)	.32	.34
Less distributions from:
Net investment income	(.12)		(.26)		(.23)	(.28)	(.30)	(.33)
Net realized gains	—		—		—	—	—	(.01)
Total distributions	(.12)		(.26)		(.23)	(.28)	(.30)	(.34)
Redemption fees	—		.00	***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$4.64		$4.82		$4.70	$4.46	$4.91	$4.89
Total Return (%)	(1.17	)b**	8.22	[b]	10.71	(3.73)	6.52	7.11 [b]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	28		42		27	30	26	20
Ratio of expenses before expense reductions (%)	.81	*	.80		.77	.77	.75	.85
Ratio of expenses after expense reductions (%)	.80	*	.80		.77	.77	.75	.82
Ratio of net investment income (%)	5.13	*	5.14		5.44	5.25	5.68	6.08
Portfolio turnover rate (%)	35	**	77		71	45	50	54

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

Deutsche High Income Fund	35

	Six Months Ended 3/31/18		Years Ended September 30,
Institutional Class	(Unaudited)		2017	2016	2015	2014	2013

Selected Per Share Data
Net asset value, beginning of period	$4.82		$4.70	$4.46	$4.91	$4.90	$4.90
Income (loss) from investment operations:
Net investment income[a]	.12		.25	.25	.26	.29	.31
Net realized and unrealized gain (loss)	(.17)		.14	.22	(.43)	.02	.04
Total from investment operations	(.05)		.39	.47	(.17)	.31	.35
Less distributions from:
Net investment income	(.13)		(.27)	(.23)	(.28)	(.30)	(.34)
Net realized gains	—		—	—	—	—	(.01)
Total distributions	(.13)		(.27)	(.23)	(.28)	(.30)	(.35)
Redemption fees	—		.00 ***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$4.64		$4.82	$4.70	$4.46	$4.91	$4.90
Total Return (%)	(1.17	)**	8.28	10.78	(3.68)	6.46	7.34

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	74		82	71	72	88	118
Ratio of expenses (%)	.72	*	.71	.71	.70	.69	.66
Ratio of net investment income (%)	5.22	*	5.25	5.52	5.35	5.74	6.24
Portfolio turnover rate (%)	35	**	77	71	45	50	54

[a]	Based on average shares outstanding during the period.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

36	Deutsche High Income Fund

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

Deutsche High Income Fund (the “Fund”) is a diversified series of Deutsche Income Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class T shares are subject to an initial sales charge and are only available through certain financial intermediaries. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class R shares and Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted

Deutsche High Income Fund	37

prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Debt securities and senior loans are valued at prices supplied by independent pricing services approved by the Fund’s Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swaps contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange

38	Deutsche High Income Fund

(for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG serves as security lending agent to the Fund. The lending agent lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended March 31, 2018, the Fund invested the cash collateral into a joint trading account in affiliated money market funds managed by Deutsche Investment Management Americas Inc. As of March 31, 2018, the Fund invested the cash collateral in Deutsche Government & Agency Securities Portfolio. Deutsche Investment Management Americas Inc. receives a management/administration fee

Deutsche High Income Fund	39

(0.14% annualized effective rate as of March 31, 2018) on the cash collateral invested in Deutsche Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of March 31, 2018, the Fund had securities on loan, all of which were classified as corporate bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely,

40	Deutsche High Income Fund

and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At September 30, 2017, the Fund had a net tax basis capital loss carryforward of approximately $164,780,000, including $112,036,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2018 ($101,111,000) and September 30, 2019 ($10,925,000), the respective expiration dates, whichever occurs first; and approximately $52,744,000 of post-enactment losses, which may be applied against realized net taxable capital gains indefinitely, including short-term losses ($2,555,000) and long-term losses ($50,189,000).

At September 30, 2017, the aggregate cost of investments for federal income tax purposes was $1,007,467,124. The net unrealized appreciation for all investments based on tax cost was $33,322,534. This consisted of aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost of $42,091,547 and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $8,769,013.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2017, and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, forward currency contracts, swap contracts, certain securities sold at a loss and expired capital loss carryforwards. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Deutsche High Income Fund	41

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. Prior to February 1, 2017, the Fund imposed a redemption fee of 2% of the total redemption amount on Fund shares redeemed or exchanged within 30 days of buying them, either by purchase or exchange (subject to certain exceptions). This fee was assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee was accounted for as an addition to paid-in capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest

42	Deutsche High Income Fund

rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended March 31, 2018, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer’s credit quality characteristics.

Deutsche High Income Fund	43

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

As of March 31, 2018, the Fund did not hold open credit default swap contracts. For the six months ended March 31, 2018, the investment in credit default swap contracts sold had a total notional amount generally indicative of a range from $0 to approximately $26,550,000.

Forward Foreign Currency Contracts. A forward foreign currency contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended March 31, 2018, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of March 31, 2018 is included in a table following the Fund’s Investment Portfolio. For the six months ended March 31, 2018, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $12,577,000 to $15,676,000.

The following tables summarize the value of the Fund’s derivative instruments held as of March 31, 2018 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Forward Contracts
Foreign Exchange Contracts (a)	$178,121

44	Deutsche High Income Fund

The above derivative is located in the following Statement of Assets and Liabilities accounts:

(a)	Unrealized appreciation on forward foreign currency contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2018 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total
Credit Contracts (b)	$—	$50,915	$50,915
Foreign Exchange Contracts (c)	(574,066)	—	(574,066)
	$(574,066)	$50,915	$(523,151)

Each of the above derivatives is located in the following Statement of Operations accounts:

(b)	Net realized gain (loss) from swap contracts

(c)	Net realized gain (loss) from forward foreign currency contracts

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts
Foreign Exchange Contracts (d)	$240,860

The above derivative is located in the following Statement of Operations accounts:

(d)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts

As of March 31, 2018, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by a counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivative Assets
Merrill Lynch & Co., Inc.	$178,121	$—	$—	$178,121

Deutsche High Income Fund	45

C. Purchases and Sales of Securities

During the six months ended March 31, 2018, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury obligations) aggregated $308,831,736 and $377,963,630, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group Gmbh & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement with the Advisor, the Fund paid a monthly management fee, computed and accrued daily and payable monthly, at the following annual rates:

First $250 million of the Fund’s average daily net assets	.48%
Next $750 million of such net assets	.45%
Next $1.5 billion of such net assets	.43%
Next $2.5 billion of such net assets	.41%
Next $2.5 billion of such net assets	.38%
Next $2.5 billion of such net assets	.36%
Next $2.5 billion of such net assets	.34%
Over $12.5 billion of such net assets	.32%

Accordingly, for the six months ended March 31, 2018, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.46% of the Fund’s average daily net assets.

For the period from October 1, 2017 through September 30, 2018 and for the period from October 1, 2017 through January 31, 2019 for Class T and Class R, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as follows:

Class A	1.05%
Class T	1.05%
Class C	1.80%
Class R	1.30%
Class S	.80%
Institutional Class	.80%

46	Deutsche High Income Fund

For the period from October 1, 2017 through January 31, 2018, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of Class R6 to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.71%.

Effective February 1, 2018 through September 30, 2018, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class R6 to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.75%.

For the six months ended March 31, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class R	$282
Class S	2,684
$2,966

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2018, the Administration Fee was $460,370, of which $73,515 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2018, the amounts charged to the Fund by DSC were as follows:

Service Provider Fees	Total Aggregated	Unpaid at March 31, 2018
Class A	$136,357	$61,670
Class T	10	5
Class C	5,928	2,311
Class R	37	12
Class R6	16	6
Class S	3,094	974
Institutional Class	1,274	365
	$146,716	$65,343

Deutsche High Income Fund	47

Distribution and Service Fees. Under the Fund’s Class C and R 12b-1 Plans, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares. In accordance with the Fund’s Underwriting and Distribution Services agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C and Class R shares. For the six months ended March 31, 2018, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at March 31, 2018
Class C	$245,135	$39,946
Class R	1,328	217
	$246,463	$40,163

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A, T, C and R shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pay these fees based upon the assets of shareholder accounts the firms service. For the six months ended March 31, 2018, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at March 31, 2018	Annualized Rate
Class A	$856,996	$270,124	.23%
Class T	9	9	.18%
Class C	81,198	25,476	.25%
Class R	1,328	416	.25%
	$939,531	$296,025

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2018, aggregated $37,583.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2018, the CDSC for Class C shares aggregated $226. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the six months ended March 31, 2018, DDI received $36 for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain pre-press and regulatory filing

48	Deutsche High Income Fund

services to the Fund. For the six months ended March 31, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $10,933, of which $9,654 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Deutsche Central Cash Management Government Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Deutsche Central Cash Management Government Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Deutsche Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended March 31, 2018, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $31,283.

E. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the fund, reduce liquidity for certain investments and/or increase costs.

Deutsche High Income Fund	49

High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

F. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2018.

G. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
	Shares	Dollars	Shares		Dollars

Shares sold
Class A	5,234,330	$24,962,232	7,716,895		$36,584,918
Class T	—	—	2,083.8	*	10,000	*
Class C	338,456	1,612,591	1,042,432		4,929,984
Class R	14,951	71,198	75,893		358,643
Class R6	—	—	6,484		30,803
Class S	2,692,876	12,892,382	9,500,735		45,142,665
Institutional Class	8,135,521	38,709,755	6,956,006		32,961,854
		$78,248,158			$120,018,867

50	Deutsche High Income Fund

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
	Shares	Dollars	Shares	Dollars

Shares issued to shareholders in reinvestment of distributions
Class A	3,496,063	$16,577,158	7,859,341	$37,142,931
Class T	54	255	37 *	179 *
Class C	281,969	1,337,788	703,793	3,329,324
Class R	5,333	25,265	10,400	49,146
Class R6	250	1,186	501	2,371
Class S	169,170	803,829	338,008	1,600,510
Institutional Class	436,706	2,073,642	896,882	4,246,135
		$20,819,123		$46,370,596

Shares redeemed
Class A	(18,057,318)	$(85,654,764)	(30,952,034)	$(146,466,070)
Class C	(1,418,836)	(6,733,985)	(7,677,720)	(36,189,079)
Class R	(29,948)	(140,882)	(53,221)	(250,135)
Class S	(5,546,416)	(26,292,727)	(6,997,297)	(33,186,408)
Institutional Class	(9,740,891)	(46,128,909)	(5,939,754)	(28,098,827)
		$(164,951,267)		$(244,190,519)

Redemption fees		$—		$4,364

Net increase (decrease)
Class A	(9,326,925)	$(44,115,374)	(15,375,798)	$(72,735,071)
Class T	54	255	2,120.8 *	10,179 *
Class C	(798,411)	(3,783,606)	(5,931,495)	(27,929,771)
Class R	(9,664)	(44,419)	33,072	157,654
Class R6	250	1,186	6,985	33,174
Class S	(2,684,370)	(12,596,516)	2,841,446	13,556,767
Institutional Class	(1,168,664)	(5,345,512)	1,913,134	9,110,376
		$(65,883,986)		$(77,796,692)

*	For the period from June 5, 2017 (commencement of operations of Class T) to September 30, 2017.

H. Name Changes

In connection with adoption of the DWS brand, effective on or about July 2, 2018, Deutsche Investment Management Americas Inc., the Advisor, will be renamed to DWS Investment Management Americas, Inc. In addition, the “Deutsche Funds” will become known as the “DWS Funds.” As a result, Deutsche High Income Fund will be renamed DWS High Income Fund.

Deutsche High Income Fund	51

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses for Class R and Class S shares; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (October 1, 2017 to March 31, 2018).

The tables illustrate your Fund’s expenses in two ways:

–	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

52	Deutsche High Income Fund

Expenses and Value of a $1,000 Investment for the six months ended March 31, 2018 (Unaudited)

Actual Fund Return	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/18	$991.60	$989.10	$985.80	$989.90	$993.00	$990.30	$992.90
Expenses Paid per $1,000*	$4.72	$5.01	$8.61	$6.45	$3.43	$3.97	$3.58

Hypothetical 5% Fund Return	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Beginning Account Value 10/1/17	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 3/31/18	$1,020.19	$1,019.90	$1,016.26	$1,018.45	$1,021.49	$1,020.94	$1,021.34
Expenses Paid per $1,000*	$4.78	$5.09	$8.75	$6.54	$3.48	$4.03	$3.63

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class T	Class C	Class R	Class R6	Class S	Institutional Class
Deutsche High Income Fund	.95%	1.01%	1.74%	1.30%	.69%	.80%	.72%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Deutsche High Income Fund	53

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of Deutsche High Income Fund’s (the “Fund”) investment management agreement (the “Agreement”) with Deutsche Investment Management Americas Inc. (“DIMA”) in September 2017.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

54	Deutsche High Income Fund

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of Deutsche Bank AG’s (“Deutsche Bank”) Asset Management (“Deutsche AM”) division. Deutsche AM is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2016, the Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2016.

Deutsche High Income Fund	55

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2016). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2016, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable Deutsche U.S. registered funds (“Deutsche Funds”) and considered differences between the Fund and the comparable Deutsche Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“Deutsche Europe funds”) managed by Deutsche AM. The Board noted that DIMA indicated that Deutsche AM manages a Deutsche Europe fund comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to Deutsche Funds as compared to Deutsche Europe funds and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the Deutsche Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received

56	Deutsche High Income Fund

information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund.

The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the Deutsche Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Deutsche High Income Fund	57

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

58	Deutsche High Income Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A, T, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about Deutsche funds, insight from DWS economists and investment specialists and access to Deutsche fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

Deutsche High Income Fund	59

Investment Management

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), which is part of DWS Group, is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class T	Class C	Class S	Institutional Class
Nasdaq Symbol	KHYAX	KHYTX	KHYCX	KHYSX	KHYIX
CUSIP Number	25155T 668	25155T 312	25155T 643	25155T 106	25155T 635
Fund Number	008	1708	308	2308	513

For shareholders of Class R and Class R6
Automated Information Line	DWS/Ascensus Plan Access(800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about Deutsche funds, insight from DWS economists and investment specialists and access to Deutsche fund account information.

Log in/register to manage retirement account assets at

https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

	Class R		Class R6
Nasdaq Symbol	KHYRX		KHYQX
CUSIP Number	25155T 205		25155T 460
Fund Number	1568		1600

60	Deutsche High Income Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

Deutsche High Income Fund	61

Who we are
Who is providing this notice?	DWS Distributors, Inc; Deutsche Investment Management Americas Inc.; Deutsche AM Trust Company; the Deutsche Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes — information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018

62	Deutsche High Income Fund

DHIF-3

(R-027141-7 5/18)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, Deutsche Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche High Income Fund, a series of Deutsche Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/30/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	5/30/2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer

Date:	5/30/2018